Condensed Consolidated Statements of Changes in Stockholders’ (Deficit) Equity (Unaudited) - USD ($)	Class A Common Shares	Class B Common Shares	Preferred Convertible Series A Shares	Preferred Convertible Series B Shares	Preferred Convertible Series C Shares	Preferred Convertible Series F Shares	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Stockholders Deficit	Other Comprehensive Income	Noncontrolling Interest	Total
Balance at Jul. 31, 2020							$ 101	$ 86,364	$ (88,697)	$ (2,231)	$ 1	$ (382)	$ (2,613)
Balance (in Shares) at Jul. 31, 2020			225,000	407,477			101,323,590
Amortization of employee stock options								135		135			135
Amortization of employee stock options (in Shares)
Common stock issued for services, to employees							$ 8	257		265			265
Common stock issued for services, to employees (in Shares)							7,858,820
Common stock issued for services							$ 4	219		223			223
Common stock issued for services (in Shares)							4,250,000
Common stock issued for debt conversion and settlement							$ 21	407		428			428
Common stock issued for debt conversion and settlement (in Shares)							21,275,629
Common stock issued concurrent with convertible debt							$ 2	145		147			147
Common stock issued concurrent with convertible debt (in Shares)							2,100,000
Beneficial conversion feature on convertible debt								282		282			282
Common stock issued for settlement of accounts payable							$ 1	59		60			60
Common stock issued for settlement of accounts payable (in Shares)							1,000,000
Common stock issued for exercise of warrants							$ 1	33		34			34
Common stock issued for exercise of warrants (in Shares)							330,000
Common stock issued, extension of debt							$ 1	59		60			60
Common stock issued, extension of debt (in Shares)							400,000
Convertible Series B Preferred stock issued for debt settlement								18		18			18
Convertible Series B Preferred stock issued for debt settlement (in Shares)				17,965
Convertible Series C Preferred stock issued for AP settlement								554		554			554
Convertible Series C Preferred stock issued for AP settlement (in Shares)					55,400
Super Voting Preferred Stock Series F
Super Voting Preferred Stock Series F (in Shares)						100
Derivative liability resolved to APIC due to note conversion								588		588			588
Derivative liability resolved to APIC due to note conversion (in Shares)
Dividends declared								(20)		(20)			(20)
Dividends declared (in Shares)
Net income (loss)									(16,683)	(16,683)		(332)	(17,015)
Balance at Jul. 31, 2021							$ 139	89,100	(105,380)	(16,140)	1	(714)	(16,854)
Balance (in Shares) at Jul. 31, 2021			225,000	425,442	55,400	100	138,538,039
Balance at Feb. 17, 2021
Balance (in Shares) at Feb. 17, 2021
Net income (loss)									(547)	(547)
Balance at Mar. 31, 2021									(547)	(547)
Balance (in Shares) at Mar. 31, 2021
Balance at Feb. 17, 2021
Balance (in Shares) at Feb. 17, 2021
Net income (loss)													(1,104,242)
Balance at Sep. 30, 2021	$ 16						316		(18,837,979)	(18,837,647)
Balance (in Shares) at Sep. 30, 2021	158,125	3,162,500
Balance at Feb. 17, 2021
Balance (in Shares) at Feb. 17, 2021
Class B common stock issued to Sponsor		$ 316						24,684		25,000
Class B common stock issued to Sponsor (in Shares)		3,162,500
Proceeds received in excess of fair value of private warrants								1,084,163		1,084,163
Issuance of shares to underwriter representative at fair value	$ 16							1,454,418		1,454,434
Issuance of shares to underwriter representative at fair value (in Shares)	158,125
Remeasurement of common stock subject to possible redemption								(2,563,265)	(17,733,737)	(20,297,002)
Net income (loss)									5,906,214	5,906,214			5,906,214
Balance at Dec. 31, 2021	$ 16	$ 316							(11,827,524)	(11,827,192)			(11,827,192)
Balance (in Shares) at Dec. 31, 2021	158,125	3,162,500
Balance at Mar. 31, 2021									(547)	(547)
Balance (in Shares) at Mar. 31, 2021
Class B common stock issued to Sponsor							316	24,684		25,000
Class B common stock issued to Sponsor (in Shares)		3,162,500
Net income (loss)									(85)	(85)
Balance at Jun. 30, 2021							316	24,684	(632)	24,368
Balance (in Shares) at Jun. 30, 2021		3,162,500
Issuance of 158,125 shares to underwriter representative at fair value	$ 16							1,454,418		1,454,434
Issuance of 158,125 shares to underwriter representative at fair value (in Shares)	158,125
Proceeds received in excess of fair value of private warrants								1,084,163		1,084,163
Net income (loss)									(1,103,610)	(1,103,610)			(1,103,610)
Accretion of Class A common stock subject to possible redemption								(2,563,265)	(17,733,737)	(20,297,002)
Balance at Sep. 30, 2021	$ 16						316		(18,837,979)	(18,837,647)
Balance (in Shares) at Sep. 30, 2021	158,125	3,162,500
Balance at Jul. 31, 2021							$ 139	89,100	(105,380)	(16,140)	1	(714)	(16,854)
Balance (in Shares) at Jul. 31, 2021			225,000	425,442	55,400	100	138,538,039
Amortization of employee stock options								98		98			98
Amortization of employee stock options (in Shares)
Common stock issued for debt extension							$ 1,000,000	64,000,000		65,000,000			65,000,000
Common stock issued for debt extension (in Shares)							550,000
Common stock issued for services							$ 1	125		126			126
Common stock issued for services (in Shares)							1,500,000
Common stock issued concurrent with convertible debt							$ 1	119		120			120
Common stock issued concurrent with convertible debt (in Shares)							1,500,000
Dividends declared								(19)		(19)			(19)
Dividends declared (in Shares)
Net income (loss)									(8,013)	(8,013)		(1,341)	(9,354)
Balance at Jul. 31, 2022							$ 142	89,487	(113,393)	(23,763)	$ 1	$ (2,055)	(25,818)
Balance (in Shares) at Jul. 31, 2022			225,000	425,442	55,400	100	142,088,039
Balance at Dec. 31, 2021	$ 16	$ 316							(11,827,524)	(11,827,192)			(11,827,192)
Balance (in Shares) at Dec. 31, 2021	158,125	3,162,500
Net income (loss)									3,976,791				3,976,791
Balance at Mar. 31, 2022	$ 16	$ 316							(7,850,733)				(7,850,401)
Balance (in Shares) at Mar. 31, 2022	158,125	3,162,500
Balance at Dec. 31, 2021	$ 16	$ 316							(11,827,524)	$ (11,827,192)			(11,827,192)
Balance (in Shares) at Dec. 31, 2021	158,125	3,162,500
Net income (loss)													5,369,223
Balance at Sep. 30, 2022	$ 16	$ 316							(8,059,563)				(8,059,231)
Balance (in Shares) at Sep. 30, 2022	158,125	3,162,500
Balance at Mar. 31, 2022	$ 16	$ 316							(7,850,733)				(7,850,401)
Balance (in Shares) at Mar. 31, 2022	158,125	3,162,500
Net income (loss)									1,959,110				1,959,110
Balance at Jun. 30, 2022	$ 16	$ 316							(5,891,623)				(5,891,291)
Balance (in Shares) at Jun. 30, 2022	158,125	3,162,500
Net income (loss)									(566,677)				(566,677)
Accretion of Class A common stock subject to possible redemption									(1,601,263)				(1,601,263)
Balance at Sep. 30, 2022	$ 16	$ 316							$ (8,059,563)				$ (8,059,231)
Balance (in Shares) at Sep. 30, 2022	158,125	3,162,500